Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of earnings per share

	2024 £’000	2023 £’000	2022 £’000
Profit for the year attributable to equity holders of the Company	17,122	94,163	83,093

	2024	2023	2022
Weighted average number of shares outstanding	58,318,968	57,314,839	56,272,036

	2024	2023	2022
Earnings per share - basic (£)	0.29	1.64	1.48

	2024 £’000	2023 £’000	2022 £’000
Profit for the year attributable to equity holders of the Company	17,122	94,163	83,093

	2024	2023	2022
Weighted average number of shares outstanding	58,318,968	57,314,839	56,272,036
Diluted by: options in issue and contingent shares	430,529	767,549	1,746,164
Weighted average number of shares outstanding (diluted)	58,749,497	58,082,388	58,018,200

	2024	2023	2022
Earnings per share - diluted (£)	0.29	1.62	1.43